Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			0 Months Ended	12 Months Ended
	Mar. 31, 2014 site	Dec. 31, 2013	Mar. 31, 2014 Fiat Industrial [Member]	Jan. 07, 2014 Ligon [Member]	Dec. 31, 2011 Ligon [Member] Compensatory Damages [Member]	Dec. 31, 2011 Ligon [Member] Punitive Damages [Member]
Loss Contingencies [Line Items]
Number of non owned sites	64
Number of national priority list	15
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis	58
Incurred and claims to be resolved over extended period of time	30 years
Environmental reserves	$ 45	$ 46
Damages awarded to plaintiff's					3.8	7.6
Consideration for settlement payment				12.8
Guarantees at carrying value	517	513
Other contingencies			$ 5,700